Related Party Transactions	9 Months Ended
May 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 - RELATED PARTY TRANSACTIONS

Related party debt consists of the following as of May 31, 2016 and August 31, 2015 and 2014, respectively:

	May 31, 2016	August 31, 2015	August 31, 2014
1 unsecured note payable to related parties bearing interest at 4%
payable due March 21, 2017
Balance at beginning of year	$100,000	$-	$75,000
Advances received	64,734	125,000	-
Payments made	-	(25,000)	(75,000)
Balance at end of year	164,734	100,000	-
Less current portion	164,734	-	-
Due after one year	$-	$100,000	$-

In connection with the note the Company has an accrued interest obligation as of May 31, 2016, August 31, 2015 and 2014 of $8,281; $3,896 and $2,730, respectively. As of May 31, 2016, the current principal balance is $164,734 for the above note.

The Company utilizes approximately 1,800 square feet of office space in Brooklyn, NY. The space is owned by the President and is provided without charge to the company.

E-Wiz solutions, LLC has billed and been paid $27,000, $38,800, and none for web design work for the nine months which ended May 31, 2016 and fiscal year ended August 31, 2015 and 2014, respectively. The CEO of E-Wiz solutions, LLC is a director of BorrowMoney.